Financial assets at FVTPL - Details of financial assets at FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	₩ 13,497,234		₩ 14,762,941
Total	13,497,234	$ 11,355,573	14,762,941
Deposits
Disclosure of financial assets at fair value through profit or loss [Line Items]
Total	65,072		48,796
Gold banking asset
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	65,072		48,796
Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	7,960,046		7,136,112
Total	7,960,046		7,136,112
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	995,713		1,020,418
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	925,474		873,031
Corporates [Member]
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	751,636		761,681
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	329,864		485,793
Capital contributions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	1,287,723		865,685
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	3,504,547		2,812,558
Others
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	94,673		84,979
Loans
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	667,467		676,291
Derivative assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	4,803,131		6,901,742
Total	4,803,131		6,901,742
Other financial assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	1,518		0
Total	1,518		0
Others [Member]
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets at FVTPL mandatorily measured at fair value	₩ 70,416		₩ 231,967